T.A. World ex U.S. Core Equity Portfolio
T.A. World ex U.S. Core Equity Portfolio
Investment Objective
The investment objective of the T.A. World ex U.S. Core Equity Portfolio is to achieve long-term capital appreciation while considering federal tax implications of investment decisions.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the T.A. World ex U.S. Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	T.A. World ex U.S. Core Equity Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T.A. World ex U.S. Core Equity Portfolio Institutional Class [1]
Management Fee	0.32%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.36%
[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.40% to 0.32% effective as of February 28, 2017.

EXAMPLE
This Example is meant to help you compare the cost of investing in the T.A. World ex U.S. Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
T.A. World ex U.S. Core Equity Portfolio | Institutional Class | USD ($)	37	116	202	456

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
T.A. World ex U.S. Core Equity Portfolio | Institutional Class | USD ($)	37	116	202	456

PORTFOLIO TURNOVER
The T.A. World ex U.S. Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the T.A. World ex U.S. Core Equity Portfolio’s performance. During the most recent fiscal year, the T.A. World ex U.S. Core Equity Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.
Principal Investment Strategies
When constructing the T.A. World ex U.S. Core Equity Portfolio’s investment portfolio, Dimensional Fund Advisors LP (the “Advisor”) intends to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. When consistent with the Portfolio’s investment policies, the Advisor will buy and sell securities for the Portfolio considering the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Advisor purchases for the T.A. World ex U.S. Core Equity Portfolio a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization, value, and high profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of this Portfolio, the Advisor defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value, and high profitability companies may be achieved by decreasing the allocation of the T.A. World ex U.S. Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the Non-U.S. Universe, which would result in a greater weight allocation to small capitalization, value and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value, or profitability are subject to change from time to time.

The T.A. World ex U.S. Core Equity Portfolio intends to purchase securities of companies associated with developed market and emerging market countries, which may include frontier markets (emerging market countries in an earlier stage of development), that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the T.A. World ex U.S. Core Equity Portfolio will invest at least 80% of its net assets in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the T.A. World ex U.S. Core Equity Portfolio to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage weight in the Non-U.S. Universe. As of December 31, 2017, securities of the largest growth companies in the Non-U.S. Universe comprised approximately 14% of the Non-U.S. Universe and the Advisor allocated approximately 4% of the Portfolio to securities of the largest growth companies in the Non-U.S. Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Advisor may also adjust the representation in the T.A. World ex U.S. Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The T.A. World ex U.S. Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The T.A. World ex U.S. Core Equity Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the T.A. World ex U.S. Core Equity Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The T.A. World ex U.S. Core Equity Portfolio does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Tax Advantage Strategy Risk: An investment strategy that considers the tax implications of investment decisions may alter the construction of the T.A. World ex U.S. Core Equity Portfolio and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the T.A. World ex U.S. Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the T.A. World ex U.S. Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The T.A. World ex U.S. Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the T.A. World ex U.S. Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the T.A. World ex U.S. Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
T.A. World ex U.S. Core Equity Portfolio—Total Returns

January 2009-December 2017
Highest Quarter	Lowest Quarter
33.22% (4/09–6/09)	-22.37% (7/11–9/11)

Annualized Returns (%) Periods ending December 31, 2017
Average Annual Total Returns - T.A. World ex U.S. Core Equity Portfolio	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	30.50%	8.16%	4.31%	Mar. 06, 2008
Institutional Class | Return After Taxes on Distributions	29.93%	7.66%	3.92%	Mar. 06, 2008
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	17.91%	6.45%	3.48%	Mar. 06, 2008
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	27.19%	6.80%	2.81%